Cover Page	Aug. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	TIPTREE INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33549
Entity Tax Identification Number	38-3754322
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
City Area Code	212
Local Phone Number	446-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Listing, Par Value Per Share	Common Stock, par value $0.001 per share
Trading Symbol	TIPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001393726
Amendment Flag	false